Segments - Non current assets by country (Details) $ in Millions		12 Months Ended
		Dec. 31, 2020 USD ($) Countries	Dec. 31, 2019 USD ($)	Dec. 31, 2018
Disclosure of geographical areas [line items]
Non-current assets	[1]	$ 76,082	$ 82,133
Minimum [member]
Disclosure of geographical areas [line items]
Number of countries with operating units | Countries		30
Norway [member]
Disclosure of geographical areas [line items]
Non-current assets		$ 42,192	$ 40,292
Percentage of entity's revenue		80.00%	75.00%	75.00%
USA [member]
Disclosure of geographical areas [line items]
Non-current assets		$ 13,172	$ 17,776
Percentage of entity's revenue		14.00%	18.00%	18.00%
Brazil [member]
Disclosure of geographical areas [line items]
Non-current assets		$ 8,203	$ 8,724
UK [member]
Disclosure of geographical areas [line items]
Non-current assets		4,398	5,657
Azerbaijan [member]
Disclosure of geographical areas [line items]
Non-current assets		1,683	1,598
Canada [member]
Disclosure of geographical areas [line items]
Non-current assets		1,527	1,672
Russia [member]
Disclosure of geographical areas [line items]
Non-current assets		973	447
Denmark [member]
Disclosure of geographical areas [line items]
Non-current assets		953	984
Algeria [member]
Disclosure of geographical areas [line items]
Non-current assets		808	915
Angola [member]
Disclosure of geographical areas [line items]
Non-current assets		725	1,564
Other countries [Member]
Disclosure of geographical areas [line items]
Non-current assets		$ 1,447	$ 2,504

[1]	1) Excluding deferred tax assets, pension assets and non-current financial assets.